SHARE-BASED PAYMENT ARRANGEMENTS - Summary of RSAs (Details) shares in Millions	12 Months Ended
Dec. 31, 2025 shares
2021 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of stocks (in millions of shares)	1.4
Available for issuance (in millions of shares)	0.0
2022 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of stocks (in millions of shares)	2.1
Available for issuance (in millions of shares)	0.0
2023 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of stocks (in millions of shares)	3.0
Available for issuance (in millions of shares)	0.0
2024 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of stocks (in millions of shares)	2.3
Available for issuance (in millions of shares)	1.8